Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,413)	$ 3,836	$ (702)	$ (20,957)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	534	440	847	479
Stock-based compensation	1,819	210	689	305
Loss on disposal of property and equipment		20	35	24
Changes in operating assets and liabilities:
Accounts receivable	(326)	(3,663)	44	(1,872)
Prepaid expenses and other current assets	(1,315)	(553)	(607)	191
Accounts payable	364	(517)	469	1,284
Accrued expenses	1,052	1,933	2,667	769
Deferred revenue	(18,739)	45,952	39,628	29,817
Deferred rent	86	31	(233)	242
Restricted cash and other assets	(716)	(495)	(415)	(282)
Other long-term liabilities	(1,375)	1,159	1,732
Net cash provided by (used in) operating activities	(38,029)	48,353	44,154	10,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(230)	(239)	(1,482)	(918)
Proceeds from property insurance claim			37
Net cash used in investing activities	(230)	(239)	(1,445)	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of redeemable convertible preferred stock		21,961	21,961	19,000
Proceeds from initial public offering, net of commissions	82,491
Proceeds from stock options exercised	171	3	8	104
Payment of redeemable convertible preferred stock issuance costs		(38)	(38)	(21)
Payment of initial public offering costs	(2,809)
Net cash provided by financing activities	79,853	21,926	21,931	19,083
Net increase in cash and cash equivalents	41,594	70,040	64,640	28,165
Cash and cash equivalents, beginning of period	97,981	33,341	33,341	5,176
Cash and cash equivalents, end of period	139,575	103,381	97,981	33,341
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Purchases of property and equipment unpaid at period end	192
Conversion of redeemable convertible preferred stock to common stock	76,420
Accretion of redeemable convertible preferred stock to redemption value	264	326	486	45
Vesting of restricted stock liability		9	9	13
Initial public offering costs incurred but unpaid at period end	$ 6